SUBSEQUENT EVENTS - Share-based compensation key management personnel explanatory (Details) - Major ordinary share transactions - Conditional shares	Oct. 25, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Conditional shares granted (in shares)	2,878,900
D J Pretorius
Disclosure of non-adjusting events after reporting period [line items]
Conditional shares granted (in shares)	404,342
A J Davel
Disclosure of non-adjusting events after reporting period [line items]
Conditional shares granted (in shares)	215,259
W J Schoeman
Disclosure of non-adjusting events after reporting period [line items]
Conditional shares granted (in shares)	215,259